Consolidated Balance Sheets - USD ($)		Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash & Cash Equivalents		$ 146,514	$ 756
Restricted Cash	[1]	171,487	307,826
Short term investment		7,028,594
Notes receivable			15,493
Accounts receivable, net		64,159	991,212
Retention receivables-current, net		3,738	212,163
Inventories, net		1,428,197	2,813,699
Prepaid expenses and other current assets		1,560,119	1,114,474
Deferred offering costs			231,316
TOTAL CURRENT ASSETS		10,471,308	5,687,188
Retention receivables, net		8,569	1,823,187
Property, plant and equipment, net		855,190	13,134,762
Intangible assets, net		2,673	25,634
Operating lease right-of-use asset		15,207,546	16,607,520
Finance lease right-of-use asset		85,801	126,201
Other non-current assets			98,593
TOTAL ASSETS		26,631,087	37,503,085
CURRENT LIABILITIES
Current portion of long-term loan payable		479,498	492,965
Accounts payable		1,072,090	1,176,850
Amounts due to related parties		115,313	160,438
Contract liabilities		3,878,202	3,893,986
Accrued expenses and other current liabilities		6,325,810	3,799,292
Product warranty provision-current		1,368,031	2,008,484
Operating lease liability-current			1,578,006
Finance lease liability-current			155,842
TOTAL CURRENT LIABILITIES		20,361,778	14,972,816
Long-term loan payable			246,482
Product warranty provision-non current		642,176	916,586
Operating lease liability-non current		21,946,223	20,388,865
Financial lease liability-non current		131,635
TOTAL LIABILITIES		43,081,812	36,524,749
SHAREHOLDERS’ (DEFICIT) EQUITY
Additional paid in capital	[2]	51,070,184	38,502,520
Statutory reserve		708,470	708,470
Accumulated deficit		(68,903,695)	(38,790,191)
Accumulated other comprehensive income		673,725	557,087
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY		(16,450,725)	978,336
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY		26,631,087	37,503,085
Common Class A [Member]
SHAREHOLDERS’ (DEFICIT) EQUITY
Common stock value	[2]	533	392
Common Class B [Member]
SHAREHOLDERS’ (DEFICIT) EQUITY
Common stock value	[2]	58	58
Related Party [Member]
CURRENT ASSETS
Amounts due from related parties		68,500	249
CURRENT LIABILITIES
Short term loans		561,698	563,388
Nonrelated Party [Member]
CURRENT LIABILITIES
Short term loans		$ 6,561,136	$ 1,143,565

[1]	This frozen amount is due to the court order primarily resulted from the legal proceedings related to the contract disputes with customers (See Note 22-ii) Litigation.
[2]	Par value of ordinary shares, additional paid-in capital and share data have been retrospectively restated to give effect to the reorganization that is discussed in Note 1.